UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21666

Hatteras Master Fund, L.P.

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins, CEO
Hatteras Investment Partners, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

(Name and address of agent for service)

Registrant's telephone number, including area code: 919.846.2324

Date of fiscal year end: March 31

Date of reporting period: July 1, 2008 - June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	DATE OF PROXY	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT
CPIM Structured Credit Fund 1000 Inc.	N/A	N/A	29-SEPT 2008	Proposal I: Revised Investment Objective	Board of Directors	Yes	For	For Mgt.
CPIM Structured Credit Fund 1000 Inc.	N/A	N/A	29-SEPT 2008	Proposal II: Modification of Rights Attached to Shares	Board of Directors	Yes	For	For Mgt.

SIGNATURES

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

Registrant  Hatteras Master Fund, L.P.

By (Signature and Title)* /s/ David B. Perkins
David B. Perkins, President

Date 8/21/09